Subsequent Events Considerations	9 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events Considerations

4. Subsequent Events Considerations

The Company considers events or transactions that occur after the balance sheet date but prior to the issuance of the financial statements to provide additional evidence for certain estimates or to identify matters that require additional disclosure. The Company has evaluated all subsequent events and determined that there are no material recognized or unrecognized subsequent events requiring disclosure other than described below.

In January 2018, the Company entered into an Agreement for Lease (AFL) for a new U.K. headquarters located in London, England. The AFL provides for an initial commitment for up to 113,000 square feet of space for an initial term of 10 years that would commence upon signing a lease agreement, which is anticipated in February 2019. The Company is evaluating the accounting in connection with the AFL for the new U.K. headquarters, and expects to account for the lease under build to suit accounting.